COST METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
COST METHOD INVESTMENTS [Abstract]
COST METHOD INVESTMENTS
15.	COST METHOD INVESTMENTS

As of December 31, 2015, the Group had the following cost method investments:

		Equity interest owned by the Group As of December 31,
	Note	2014	2015
Allcure Information	i)	—	20%

i)
20% equity interest of Allcure Information with a carrying amount of RMB22,160 (US$3,421) was obtained through the disposal of JWYK (note 4). There was no impairment indicator for the cost method investment as of December 31, 2015.